Financial instruments (Details) - Summary of Fair Value Measurements $ in Thousands	Jun. 30, 2023 USD ($)
Financial instruments (Details) - Summary of Fair Value Measurements [Line Items]
Derivative financial liabilities	$ 229,046
Level 3 of fair value hierarchy [member]
Financial instruments (Details) - Summary of Fair Value Measurements [Line Items]
Derivative financial liabilities	36,193
Level 2 of fair value hierarchy [member]
Financial instruments (Details) - Summary of Fair Value Measurements [Line Items]
Derivative financial liabilities	180,000
Level 1 of fair value hierarchy [member]
Financial instruments (Details) - Summary of Fair Value Measurements [Line Items]
Derivative financial liabilities	12,853
Senior Bond Warrant [member]
Financial instruments (Details) - Summary of Fair Value Measurements [Line Items]
Derivative financial liabilities	12,838
Senior Bond Warrant [member] | Level 3 of fair value hierarchy [member]
Financial instruments (Details) - Summary of Fair Value Measurements [Line Items]
Derivative financial liabilities	12,838
Tranche A Conversion Feature [member]
Financial instruments (Details) - Summary of Fair Value Measurements [Line Items]
Derivative financial liabilities	23,355
Tranche A Conversion Feature [member] | Level 3 of fair value hierarchy [member]
Financial instruments (Details) - Summary of Fair Value Measurements [Line Items]
Derivative financial liabilities	23,355
Predecessor Earn Out Shares [member]
Financial instruments (Details) - Summary of Fair Value Measurements [Line Items]
Derivative financial liabilities	176,700
Predecessor Earn Out Shares [member] | Level 2 of fair value hierarchy [member]
Financial instruments (Details) - Summary of Fair Value Measurements [Line Items]
Derivative financial liabilities	176,700
OACB Earn Out Shares [member]
Financial instruments (Details) - Summary of Fair Value Measurements [Line Items]
Derivative financial liabilities	3,300
OACB Earn Out Shares [member] | Level 2 of fair value hierarchy [member]
Financial instruments (Details) - Summary of Fair Value Measurements [Line Items]
Derivative financial liabilities	3,300
OACB Warrants [member]
Financial instruments (Details) - Summary of Fair Value Measurements [Line Items]
Derivative financial liabilities	12,853
OACB Warrants [member] | Level 1 of fair value hierarchy [member]
Financial instruments (Details) - Summary of Fair Value Measurements [Line Items]
Derivative financial liabilities	$ 12,853